Note 4 - Discontinued Operations (Details) - Discontinued Operations - Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets, discontinued operations	$ 17,535
Non-current assets, discontinued operations	4,086
Total assets	21,621
Current liabilities, discontinued operations	6,067
Non-current liabilities, discontinued operations	791
Total liabilities	6,858
Residential Rental Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets, discontinued operations	12,531
Non-current assets, discontinued operations	1,259
Current liabilities, discontinued operations	4,206
Non-current liabilities, discontinued operations	290
U.S. Based Commercial Real Estate Consulting [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets, discontinued operations	5,004
Non-current assets, discontinued operations	2,827
Current liabilities, discontinued operations	1,861
Non-current liabilities, discontinued operations	$ 501